FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
7.	FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be carried at fair value, the Group considers the principal or most advantageous market in which it would transact and also considers assumptions that market participants would use when pricing the asset or liability.

Fair Value Hierarchy

FASB ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.   FASB ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The following table summarizes the Group's assets and liabilities measured at fair value on a recurring basis:

Fair value measurements at December 31, 2011

	Quoted Prices in Active Markets (Level l)	Significant Other Observable Inputs (Level 2)	Total
Trading securities:
Publicly traded mutual funds in Taiwan	$530	$-	$530

Fair value measurements at December 31, 2010

	Quoted Prices in Active Markets (Level l)	Significant Other Observable Inputs (Level 2)	Total
Trading securities:
Publicly traded mutual funds in Taiwan	$535	$-	$535
Marketable securities	-	14,296	14,296
	$535	$14,296	$14,831

Marketable securities represent a trust financial product with an independent financial institution in the PRC.